Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	NewLake Capital Partners, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56327
Entity Tax Identification Number	83-4400045
Entity Address, Address Line One	50 Locust Avenue
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	New Canaan
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06840
City Area Code	203
Local Phone Number	594-1402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001854964
Amendment Flag	false